OMB APPROVAL
OMB Number: 3235-0578 Expires: January 31, 2016 Estimated average burden hours per response: 10.5

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05685

Williamsburg Investment Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

W. Lee H. Dunham, Esq.

Sullivan & Worcester LLP One Post Office Square Boston, MA 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2015

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

DAVENPORT CORE FUND
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

COMMON STOCKS - 96.4%	Shares	Value
Consumer Discretionary - 16.9%
Amazon.com, Inc. (a)	13,525	$5,871,067
CarMax, Inc. (a)	135,754	8,988,272
Dish Network Corporation - Class A (a)	68,710	4,652,354
General Motors Company	146,020	4,866,847
Liberty Broadband Corporation - Series A (a)	10,584	539,467
Liberty Broadband Corporation - Series C (a)	27,519	1,407,872
Liberty Media Corporation - Series A (a)	42,337	1,525,825
Liberty Media Corporation - Series C (a)	131,829	4,732,661
Priceline Group, Inc. (The) (a)	4,058	4,672,259
PVH Corporation	65,338	7,526,938
Starbucks Corporation	108,705	5,828,219
Walt Disney Company (The)	51,531	5,881,748
		56,493,529
Consumer Staples - 10.1%
Anheuser-Busch InBev SA/NV - ADR	39,920	4,817,147
Hershey Company (The)	48,065	4,269,614
J.M. Smucker Company (The)	56,957	6,174,708
Mondelēz International, Inc. - Class A	135,520	5,575,293
Nestlé SA - ADR	108,802	7,851,152
PepsiCo, Inc.	54,796	5,114,659
		33,802,573
Energy - 5.8%
Chevron Corporation	42,157	4,066,886
Exxon Mobil Corporation	63,632	5,294,182
Range Resources Corporation	96,407	4,760,578
Schlumberger Ltd.	61,750	5,322,232
		19,443,878
Financials - 24.3%
American Tower Corporation	93,792	8,749,856
Berkshire Hathaway, Inc. - Class B (a)	60,361	8,215,736
Brookfield Asset Management, Inc. - Class A	329,959	11,525,468
Capital One Financial Corporation	127,036	11,175,357
Citigroup, Inc.	165,742	9,155,588
CME Group, Inc.	81,011	7,538,883
JPMorgan Chase & Company	114,578	7,763,805
Markel Corporation (a)	13,588	10,879,640
Wells Fargo & Company	111,829	6,289,263
		81,293,596
Health Care - 14.9%
AmerisourceBergen Corporation	66,695	7,092,346

DAVENPORT CORE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.4% (Continued)	Shares	Value
Health Care - 14.9% (Continued)
Amgen, Inc.	29,511	$4,530,529
Anthem, Inc.	28,788	4,725,262
Baxter International, Inc.	75,023	5,246,358
Celgene Corporation (a)	66,513	7,697,882
Express Scripts Holding Company (a)	55,426	4,929,589
Johnson & Johnson	55,673	5,425,891
Merck & Company, Inc.	83,185	4,735,722
Valeant Pharmaceuticals International, Inc. (a)	23,787	5,284,282
		49,667,861
Industrials - 9.5%
American Airlines Group, Inc.	135,720	5,419,978
Cummins, Inc.	28,709	3,766,334
Danaher Corporation	98,722	8,449,616
General Electric Company	156,250	4,151,562
Parker-Hannifin Corporation	40,430	4,703,222
United Technologies Corporation	48,629	5,394,415
		31,885,127
Information Technology - 10.7%
Accenture plc - Class A	82,336	7,968,478
Apple, Inc.	52,695	6,609,271
Cisco Systems, Inc.	173,988	4,777,711
Google, Inc. - Class A (a)	7,045	3,804,582
Google, Inc. - Class C (a)	6,387	3,324,497
QUALCOMM, Inc.	54,875	3,436,821
Visa, Inc. - Class A	84,561	5,678,271
		35,599,631
Materials - 4.2%
Alcoa, Inc.	352,748	3,933,140
Monsanto Company	49,140	5,237,833
Praxair, Inc.	40,658	4,860,664
		14,031,637

Total Common Stocks (Cost $229,386,902)		$322,217,832

DAVENPORT CORE FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.9%	Shares	Value
First American Treasury Obligations Fund - Class Z, 0.00% (b) (Cost $6,495,704)	6,495,704	$6,495,704

Total Investments at Value - 98.3% (Cost $235,882,606)		$328,713,536

Other Assets in Excess of Liabilities - 1.7%		5,633,958

Net Assets - 100.0%		$334,347,494

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2015.

See accompanying notes to Schedules of Investments.

DAVENPORT VALUE & INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

COMMON STOCKS - 90.0%	Shares	Value
Consumer Discretionary - 7.9%
Las Vegas Sands Corporation	114,280	$6,007,700
McDonald's Corporation	87,015	8,272,516
Ralph Lauren Corporation	46,040	6,093,854
Six Flags Entertainment Corporation	143,165	6,420,950
Time Warner, Inc.	73,620	6,435,124
		33,230,144
Consumer Staples - 15.1%
Altria Group, Inc.	126,121	6,168,578
Anheuser-Busch InBev SA/NV - ADR	58,485	7,057,385
Archer-Daniels-Midland Company	148,010	7,137,042
Coca-Cola Company (The)	207,310	8,132,771
Diageo plc - ADR	69,340	8,046,214
PepsiCo, Inc.	79,655	7,434,998
Philip Morris International, Inc.	94,460	7,572,858
Procter & Gamble Company (The)	78,940	6,176,266
Wal-Mart Stores, Inc.	86,297	6,121,046
		63,847,158
Energy - 5.5%
Chevron Corporation	56,426	5,443,416
Exxon Mobil Corporation	71,315	5,933,408
Kinder Morgan, Inc.	144,245	5,537,565
Occidental Petroleum Corporation	82,515	6,417,192
		23,331,581
Financials - 28.0%
Capital One Financial Corporation	149,820	13,179,665
Citigroup, Inc.	155,905	8,612,192
Equity LifeStyle Properties, Inc.	153,215	8,056,045
FNF Group	233,230	8,627,178
Gaming and Leisure Properties, Inc.	292,594	10,726,496
JPMorgan Chase & Company	180,485	12,229,664
Lamar Advertising Company - Class A	111,680	6,419,366
Markel Corporation (a)	16,131	12,915,769
Sun Communities, Inc.	123,970	7,665,065
W.P. Carey, Inc.	183,624	10,822,799
Waddell & Reed Financial, Inc. - Class A	162,545	7,690,004
Wells Fargo & Company	207,395	11,663,895
		118,608,138
Health Care - 8.3%
Johnson & Johnson	100,825	9,826,405
Merck & Company, Inc.	140,295	7,986,994

DAVENPORT VALUE & INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.0% (Continued)	Shares	Value
Health Care - 8.3% (Continued)
Sanofi - ADR	163,890	$8,117,472
Teva Pharmaceutical Industries Ltd. - ADR	151,600	8,959,560
		34,890,431
Industrials - 11.0%
3M Company	50,145	7,737,373
Eaton Corporation plc	103,697	6,998,511
General Electric Company	355,045	9,433,546
Illinois Tool Works, Inc.	66,920	6,142,587
Raytheon Company	58,036	5,552,884
Watsco, Inc.	86,565	10,711,553
		46,576,454
Information Technology - 3.0%
Cisco Systems, Inc.	229,730	6,308,386
Microsoft Corporation	142,003	6,269,432
		12,577,818
Materials - 6.1%
E.I. du Pont de Nemours and Company	90,870	5,811,136
Eastman Chemical Company	120,295	9,842,537
Nucor Corporation	110,425	4,866,430
Potash Corporation of Saskatchewan, Inc.	172,590	5,345,112
		25,865,215
Telecommunication Services - 3.4%
TELUS Corporation	219,095	7,545,632
Verizon Communications, Inc.	150,790	7,028,322
		14,573,954
Utilities - 1.7%
Dominion Resources, Inc.	106,580	7,127,005

Total Common Stocks (Cost $329,402,235)		$380,627,898

EXCHANGE-TRADED FUNDS - 4.3%	Shares	Value
iShares China Large-Cap ETF	146,395	$6,748,809
SPDR EURO STOXX 50 ETF	314,055	11,755,079
Total Exchange-Traded Funds (Cost $17,107,441)		$18,503,888

DAVENPORT VALUE & INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 2.9%	Shares	Value
First American Treasury Obligations Fund - Class Z, 0.00% (b) (Cost $12,171,944)	12,171,944	$12,171,944

Total Investments at Value - 97.2% (Cost $358,681,620)		$411,303,730

Other Assets in Excess of Liabilities - 2.8%		11,708,021

Net Assets - 100.0%		$423,011,751

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2015.

See accompanying notes to Schedules of Investments.

DAVENPORT EQUITY OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

COMMON STOCKS - 91.1%	Shares	Value
Consumer Discretionary - 33.4%
Amazon.com, Inc. (a)	19,555	$8,488,630
Cabela's, Inc. (a)	170,065	8,499,849
CarMax, Inc. (a)	197,250	13,059,922
Discovery Communications, Inc. - Series A (a)	112,950	3,756,717
Discovery Communications, Inc. - Series C (a)	513,771	15,968,003
Dollar Tree, Inc. (a)	127,581	10,077,623
Hanesbrands, Inc.	276,955	9,228,140
Liberty Broadband Corporation - Series C (a)	184,575	9,442,857
Live Nation Entertainment, Inc. (a)	300,585	8,263,082
LKQ Corporation (a)	308,791	9,339,384
Penn National Gaming, Inc. (a)	491,226	9,013,997
		105,138,204
Consumer Staples - 3.0%
Church & Dwight Company, Inc.	118,150	9,585,510

Financials - 33.5%
American Tower Corporation	132,480	12,359,059
Brookfield Asset Management, Inc. - Class A	459,782	16,060,185
Capital One Financial Corporation	186,474	16,404,118
Fairfax Financial Holdings Ltd.	18,268	9,024,392
FNF Group	156,720	5,797,073
Gaming and Leisure Properties, Inc.	483,034	17,708,027
Markel Corporation (a)	23,630	18,920,068
PRA Group, Inc. (a)	151,030	9,410,679
		105,683,601
Health Care - 2.1%
Henry Schein, Inc. (a)	46,955	6,673,245

Industrials - 12.0%
American Airlines Group, Inc.	200,430	8,004,172
Colfax Corporation (a)	286,445	13,219,437
WABCO Holdings, Inc. (a)	86,560	10,709,203
Watsco, Inc.	47,080	5,825,679
		37,758,491
Information Technology - 3.1%
Intuit, Inc.	97,890	9,864,376

Materials - 1.5%
Alcoa, Inc.	407,295	4,541,339

DAVENPORT EQUITY OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.1% (Continued)	Shares	Value
Utilities - 2.5%
NRG Energy, Inc.	348,340	$7,970,019

Total Common Stocks (Cost $250,508,581)		$287,214,785

CLOSED-END FUNDS - 3.3%	Shares	Value
Morgan Stanley China A Share Fund, Inc. (Cost $7,773,199)	310,440	$10,530,125

MONEY MARKET FUNDS - 2.9%	Shares	Value
First American Treasury Obligations Fund - Class Z, 0.00% (b) (Cost $9,001,436)	9,001,436	$9,001,436

Total Investments at Value - 97.3% (Cost $267,283,216)		$306,746,346

Other Assets in Excess of Liabilities - 2.7%		8,549,349

Net Assets - 100.0%		$315,295,695

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2015.

See accompanying notes to Schedules of Investments.

DAVENPORT SMALL CAP FOCUS FUND
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

COMMON STOCKS - 86.8%	Shares	Value
Consumer Discretionary - 22.9%
Cabela's, Inc. (a)	12,369	$618,203
Core-Mark Holding Company, Inc.	16,071	952,207
Five Below, Inc. (a)	16,626	657,226
Liberty Broadband Corporation - Series C (a)	21,918	1,121,325
Lions Gate Entertainment Corporation	24,000	889,200
Live Nation Entertainment, Inc. (a)	39,179	1,077,031
Media General, Inc. (a)	52,653	869,828
Monarch Casino & Resort, Inc. (a)	53,631	1,102,653
Penn National Gaming, Inc. (a)	23,993	440,271
Pinnacle Entertainment, Inc. (a)	20,256	755,144
Pool Corporation	11,457	804,052
Unifi, Inc. (a)	11,107	372,084
		9,659,224
Consumer Staples - 6.3%
Boston Beer Company, Inc. (The) - Class A (a)	3,500	811,965
Seaboard Corporation (a)	173	622,627
Snyder's-Lance, Inc.	21,617	697,581
Universal Corporation	9,348	535,827
		2,668,000
Energy - 4.9%
Fission Uranium Corporation (a)	349,104	279,283
Peyto Exploration & Development Corporation	33,051	811,402
Sunoco LP	21,652	980,836
		2,071,521
Financials - 18.9%
Diamond Hill Investment Group, Inc.	3,644	727,561
Encore Capital Group, Inc. (a)	31,579	1,349,687
FNFV Group (a)	38,530	592,591
FRP Holdings, Inc. (a)	20,393	661,345
Gaming and Leisure Properties, Inc.	26,198	960,419
Outfront Media, Inc.	24,289	613,054
PRA Group, Inc. (a)	13,302	828,848
Stewart Information Services Corporation	32,529	1,294,654
TowneBank	57,359	934,378
		7,962,537
Health Care - 4.1%
VCA, Inc. (a)	11,155	606,888
VWR Corporation (a)	42,361	1,132,309
		1,739,197

DAVENPORT SMALL CAP FOCUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 86.8% (Continued)	Shares	Value
Industrials - 15.4%
Brink's Company (The)	16,190	$476,472
Colfax Corporation (a)	23,014	1,062,096
Covenant Transportation Group, Inc. - Class A (a)	31,057	778,288
Genesee & Wyoming, Inc. - Class A (a)	13,370	1,018,527
Marten Transport Ltd.	42,178	915,263
Mistras Group, Inc. (a)	63,033	1,196,366
SolarCity Corporation (a)	9,166	490,839
Watsco, Inc.	4,558	564,007
		6,501,858
Information Technology - 4.4%
Black Knight Financial Services, Inc. - Class A (a)	21,000	648,270
BlackBerry Ltd. (a)	56,896	465,409
EchoStar Corporation - Class A (a)	15,559	757,412
		1,871,091
Materials - 5.3%
Fortuna Silver Mines, Inc. (a)	230,580	843,923
NewMarket Corporation	836	371,092
Tredegar Corporation	46,466	1,027,363
		2,242,378
Telecommunication Services - 2.6%
Iridium Communications, Inc. (a)	69,227	629,274
United States Cellular Corporation (a)	12,236	460,930
		1,090,204
Utilities - 2.0%
Dynegy, Inc. (a)	28,753	841,025

Total Common Stocks (Cost $36,118,220)		$36,647,035

EXCHANGE-TRADED FUNDS - 1.6%	Shares	Value
iShares MSCI Emerging Markets Small-Cap ETF (Cost $645,587)	13,990	$675,997

DAVENPORT SMALL CAP FOCUS FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 9.4%	Shares	Value
First American Treasury Obligations Fund – Class Z, 0.00% (b) (Cost $3,990,161)	3,990,161	$3,990,161

Total Investments at Value - 97.8% (Cost $40,753,968)		$41,313,193

Other Assets in Excess of Liabilities - 2.2%		910,405

Net Assets - 100.0%		$42,223,598

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2015.

See accompanying notes to Schedules of Investments.

THE DAVENPORT FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
June 30, 2015 (Unaudited)

1.	Securities Valuation

The portfolio securities of Davenport Core Fund, Davenport Value & Income Fund, Davenport Equity Opportunities Fund and Davenport Small Cap Focus Fund (the “Funds”) are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time).  Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded, if available, otherwise, at the last quoted bid price.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Investments representing shares of other investment companies are valued at their net asset value as reported by such companies.

Fixed income securities are typically valued on the basis of prices provided by an independent pricing service.  The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities.

When market quotations are not readily available, if a pricing service cannot provide a price or the investment adviser believes the price received from the pricing service is not indicative of market value, securities will be valued in good faith at fair value using methods consistent with procedures adopted by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.  Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

THE DAVENPORT FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2015 by security type:

	Level 1	Level 2	Level 3	Total
Davenport Core Fund:
Common Stocks	$322,217,832	$-	$-	$322,217,832
Money Market Funds	6,495,704	-	-	6,495,704
Total	$328,713,536	$-	$-	$328,713,536

Davenport Value & Income Fund:
Common Stocks	$380,627,898	$-	$-	$380,627,898
Exchange-Traded Funds	18,503,888	-	-	18,503,888
Money Market Funds	12,171,944	-	-	12,171,944
Total	$411,303,730	$-	$-	$411,303,730

Davenport Equity Opportunities Fund:
Common Stocks	$287,214,785	$-	$-	$287,214,785
Closed-End Funds	10,530,125	-	-	10,530,125
Money Market Funds	9,001,436	-	-	9,001,436
Total	$306,746,346	$-	$-	$306,746,346

Davenport Small Cap Focus Fund:
Common Stocks	$36,647,035	$-	$-	$36,647,035
Exchange-Traded Funds	675,997	-	-	675,997
Money Market Funds	3,990,161	-	-	3,990,161
Total	$41,313,193	$-	$-	$41,313,193

Refer to each Fund’s Schedule of Investments for a listing of the securities by sector type.  As of June 30, 2015, the Funds did not have any transfers into and out of any Level.  There were no Level 2 or Level 3 securities or derivative instruments held by the Funds as of June 30, 2015.  It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

THE DAVENPORT FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

2.	Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of June 30, 2015:

	Davenport Core Fund	Davenport Value & Income Fund	Davenport Equity Opportunities Fund	Davenport Small Cap Focus Fund

Cost of portfolio investments	$235,895,084	$358,704,635	$267,283,891	$40,744,501

Gross unrealized appreciation	$99,039,322	$60,720,575	$50,599,124	$2,045,325
Gross unrealized depreciation	(6,220,870)	(8,121,480)	(11,136,669)	(1,476,633)

Net unrealized appreciation	$92,818,452	$52,599,095	$39,462,455	$568,692

The difference between the federal tax cost of portfolio investments and the Schedule of Investments cost for the Funds is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales and/or adjustments to basis on publicly traded partnerships.

4.	Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector.  In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share.  From time to time, circumstances may affect a particular sector and the companies within such sector.  For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio would be adversely affected.  As of June 30, 2015, Davenport Value & Income Fund had 28.0% of the value of its net assets invested in stocks within the Financials sector and Davenport Equity Opportunities Fund had 33.4% and 33.5% of the value of its net assets invested in stocks within the Consumer Discretionary sector and Financials sector, respectively.

FBP EQUITY & DIVIDEND PLUS FUND
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

COMMON STOCKS - 96.0%	Shares	Value
Consumer Discretionary - 10.6%
Best Buy Company, Inc.	21,000	$684,810
Ford Motor Company	34,400	516,344
Kohl's Corporation (a)	8,000	500,880
Staples, Inc.	31,000	474,610
Target Corporation (a)	9,900	808,137
		2,984,781
Consumer Staples - 9.3%
Coca-Cola Company (The)	16,000	627,680
PepsiCo, Inc.	4,800	448,032
Procter & Gamble Company (The)	10,000	782,400
Sysco Corporation	6,700	241,870
Wal-Mart Stores, Inc.	7,400	524,882
		2,624,864
Energy - 10.4%
Chevron Corporation	6,300	607,761
ConocoPhillips	12,200	749,202
Noble Corporation plc	28,800	443,232
Occidental Petroleum Corporation	5,900	458,843
Royal Dutch Shell plc - Class A - ADR	12,000	684,120
		2,943,158
Financials - 18.4%
BB&T Corporation	10,000	403,100
First Niagara Financial Group, Inc.	53,000	500,320
HSBC Holdings plc - ADR	13,400	600,454
JPMorgan Chase & Company (a)	17,000	1,151,920
Manulife Financial Corporation	20,000	371,800
MetLife, Inc.	11,200	627,088
People's United Financial, Inc.	33,400	541,414
Prudential Financial, Inc.	6,900	603,888
U.S. Bancorp	9,000	390,600
		5,190,584
Health Care - 6.8%
Johnson & Johnson	5,200	506,792
Merck & Company, Inc.	12,800	728,704
Pfizer, Inc.	20,000	670,600
		1,906,096
Industrials - 10.0%
Eaton Corporation plc	5,000	337,450
Emerson Electric Company (a)	10,600	587,558
General Electric Company	27,000	717,390
Koninklijke Philips N.V.	20,842	530,637

FBP EQUITY & DIVIDEND PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.0% (Continued)	Shares	Value
Industrials - 10.0% (Continued)
R.R. Donnelley & Sons Company (a)	36,400	$634,452
		2,807,487
Information Technology - 16.8%
Apple, Inc. (a)	6,100	765,093
Applied Materials, Inc. (a)	15,000	288,300
Cisco Systems, Inc. (a)	32,000	878,720
Hewlett-Packard Company	19,500	585,195
Intel Corporation (a)	10,000	304,150
International Business Machines Corporation	3,700	601,842
Microsoft Corporation	12,500	551,875
Western Union Company (The) (a)	37,000	752,210
		4,727,385
Materials - 6.0%
E.I. du Pont de Nemours and Company	2,500	159,875
Nucor Corporation	10,000	440,700
Potash Corporation of Saskatchewan, Inc.	18,000	557,460
Rio Tinto plc - ADR	12,600	519,246
		1,677,281
Telecommunication Services - 3.9%
AT&T, Inc.	18,000	639,360
CenturyLink, Inc.	15,500	455,390
		1,094,750
Utilities - 3.8%
FirstEnergy Corporation	19,000	618,450
PPL Corporation	15,300	450,891
		1,069,341

Total Common Stocks (Cost $21,766,514)		$27,025,727

FBP EQUITY & DIVIDEND PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 4.9%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (b) (Cost $1,368,068)	1,368,068	$1,368,068

Total Investments at Value - 100.9% (Cost $23,134,582)		$28,393,795

Liabilities in Excess of Other Assets - (0.9%)		(249,202)

Net Assets - 100.0%		$28,144,593

ADR - American Depositary Receipt.

(a)	Security covers a written call option.
(b)	The rate shown is the 7-day effective yield as of June 30, 2015.

See accompanying notes to Schedules of Investments.

FBP EQUITY & DIVIDEND PLUS FUND
SCHEDULE OF OPEN OPTION CONTRACTS
June 30, 2015 (Unaudited)

WRITTEN COVERED CALL OPTIONS	Option Contracts	Value of Options	Premiums Received
Apple, Inc.,
07/17/2015 at $125	25	$6,000	$15,174
Applied Materials, Inc.,
01/15/2016 at $22	150	7,950	15,294
Cisco Systems, Inc.,
07/17/2015 at $29	100	400	10,696
Emerson Electric Company,
01/15/2016 at $65	50	1,750	6,848
Intel Corporation,
01/15/2016 at $37	100	2,900	10,696
JPMorgan Chase & Company,
09/18/2015 at $67.5	10	2,370	1,879
Kohl's Corporation,
07/17/2015 at $67.5	80	640	28,556
R.R. Donnelley & Sons Company,
09/18/2015 at $20	165	2,475	16,823
Target Corporation,
07/17/2015 at $77.5	39	18,330	11,191
07/17/2015 at $80	60	15,360	14,877
Western Union Company (The),
11/20/2015 at $21	150	15,000	13,794
		$73,175	$145,828

See accompanying notes to Schedules of Investments.

FBP APPRECIATION & INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

COMMON STOCKS - 77.2%	Shares	Value
Consumer Discretionary - 5.6%
Best Buy Company, Inc.	10,000	$326,100
Ford Motor Company	34,000	510,340
Kohl's Corporation (a)	5,500	344,355
Staples, Inc.	35,000	535,850
Target Corporation (a)	5,000	408,150
		2,124,795
Consumer Staples - 4.9%
Avon Products, Inc.	48,000	300,480
CVS Caremark Corporation	3,800	398,544
PepsiCo, Inc.	3,200	298,688
Procter & Gamble Company (The)	4,500	352,080
Wal-Mart Stores, Inc.	7,000	496,510
		1,846,302
Energy - 10.0%
Baker Hughes, Inc.	4,500	277,650
Chevron Corporation	5,000	482,350
ConocoPhillips	12,500	767,625
Devon Energy Corporation (a)	12,000	713,880
Noble Corporation plc	25,500	392,445
Occidental Petroleum Corporation	5,200	404,404
Peabody Energy Corporation	20,000	43,800
Royal Dutch Shell plc - Class A - ADR	11,000	627,110
Transocean Ltd.	5,000	80,600
		3,789,864
Financials - 20.5%
Bank of America Corporation	69,000	1,174,380
Bank of New York Mellon Corporation (The)	13,500	566,595
Capital One Financial Corporation	5,000	439,850
Comerica, Inc.	7,000	359,240
First Niagara Financial Group, Inc.	35,000	330,400
JPMorgan Chase & Company	20,300	1,375,528
Lincoln National Corporation	17,500	1,036,350
Manulife Financial Corporation	24,000	446,160
MetLife, Inc.	20,000	1,119,800
People's United Financial, Inc.	18,000	291,780
Travelers Companies, Inc. (The)	7,000	676,620
		7,816,703
Health Care - 7.1%
Johnson & Johnson	10,000	974,600
Merck & Company, Inc.	14,000	797,020

FBP APPRECIATION & INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 77.2% (Continued)	Shares	Value
Health Care - 7.1% (Continued)
Pfizer, Inc.	28,000	$938,840
		2,710,460
Industrials - 5.4%
Eaton Corporation plc	4,000	269,960
FedEx Corporation	1,200	204,480
General Electric Company	17,000	451,690
Ingersoll-Rand plc	4,700	316,874
Koninklijke Philips N.V.	16,025	407,997
R.R. Donnelley & Sons Company	23,000	400,890
		2,051,891
Information Technology - 12.4%
Apple, Inc. (a)	5,600	702,380
Cisco Systems, Inc. (a)	40,000	1,098,400
EMC Corporation	10,000	263,900
Hewlett-Packard Company	16,000	480,160
Intel Corporation	7,000	212,905
International Business Machines Corporation	3,300	536,778
Microsoft Corporation	17,000	750,550
Western Union Company (The)	34,000	691,220
		4,736,293
Materials - 7.0%
Avery Dennison Corporation	5,000	304,700
E.I. du Pont de Nemours and Company	8,000	511,600
Freeport-McMoRan, Inc.	25,000	465,500
Mosaic Company (The)	6,000	281,100
Nucor Corporation	8,000	352,560
Rio Tinto plc - ADR	11,000	453,310
Sealed Air Corporation (a)	6,000	308,280
		2,677,050
Telecommunication Services - 2.5%
AT&T, Inc.	15,000	532,800
CenturyLink, Inc.	14,000	411,320
		944,120
Utilities - 1.8%
FirstEnergy Corporation	8,000	260,400
PPL Corporation	14,000	412,580
		672,980

Total Common Stocks (Cost $20,099,258)		$29,370,458

FBP APPRECIATION & INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 6.0%	Par Value	Value
Consumer Discretionary - 1.3%
Mattel, Inc., 2.35%, due 05/06/2019	$500,000	$499,141

Energy - 1.3%
Dominion Resources, Inc., 2.50%, due 12/01/2019	500,000	501,495

Financials - 1.4%
Prudential Financial, Inc., 3.00%, due 05/12/2016	500,000	508,443

Industrials - 2.0%
Ryder System, Inc., 2.50%, due 05/11/2020	750,000	744,503

Total Corporate Bonds (Cost $2,268,100)		$2,253,582

MUNICIPAL BONDS - 0.8%	Par Value	Value
Wise Co., Virginia, Industrial Dev. Authority, Revenue, 1.70%, due 02/01/2017 (Cost $298,458)	$300,000	$300,006

FBP APPRECIATION & INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 17.8%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (b)	3,795,282	$3,795,282
First American Government Obligations Fund - Class Z, 0.01% (b)	2,991,000	2,991,000
Total Money Market Funds (Cost $6,786,282)		$6,786,282

Total Investments at Value - 101.8% (Cost $29,452,098)		$38,710,328

Liabilities in Excess of Other Assets - (1.8%)		(667,022)

Net Assets - 100.0%		$38,043,306

ADR - American Depositary Receipt.

(a)	Security covers a written call option.
(b)	The rate shown is the 7-day effective yield as of June 30, 2015.

See accompanying notes to Schedules of Investments.

FBP APPRECIATION & INCOME OPPORTUNITIES FUND
SCHEDULE OF OPEN OPTION CONTRACTS
June 30, 2015 (Unaudited)

WRITTEN COVERED CALL OPTIONS	Option Contracts	Value of Options	Premiums Received
Apple, Inc.,
07/17/2015 at $125	25	$6,000	$15,174
Cisco Systems, Inc.,
07/17/2015 at $29	100	400	10,696
Devon Energy Corporation,
07/17/2015 at $70	40	200	13,878
Kohl's Corporation,
07/17/2015 at $67.5	55	440	19,632
Sealed Air Corporation,
07/17/2015 at $47	60	27,300	12,717
Target Corporation,
07/17/2015 at $80	25	6,400	6,199
		$40,740	$78,296

See accompanying notes to Schedules of Investments.

THE FLIPPIN, BRUCE & PORTER FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
June 30, 2015 (Unaudited)

1.   Securities Valuation

Portfolio securities of FBP Equity & Dividend Plus Fund and FBP Appreciation & Income Opportunities Fund  (the “Funds”) are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time).  Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded, if available, otherwise, at the last quoted bid price.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Call options written by the Funds are valued at the last quoted sale price or, in the absence of a sale, at the ask price on the principal exchange or board of trade on which they are traded.

Fixed income securities are typically valued on the basis of prices provided by an independent pricing service.  The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities.

When market quotations are not readily available, if a pricing service cannot provide a price or the investment adviser believes the price received from the pricing service is not indicative of market value, securities will be valued in good faith at fair value using methods consistent with procedures adopted by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.  Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of the security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements. Various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

Fixed income securities, including corporate bonds and municipal bonds, are classified as Level 2 since the values for such securities are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

THE FLIPPIN, BRUCE & PORTER FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value each Fund’s investments and other financial instruments as of June 30, 2015 by security type:

FBP Equity & Dividend Plus Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$27,025,727	$-	$-	$27,025,727
Money Market Funds	1,368,068	-	-	1,368,068
Total	$28,393,795	$-	$-	$28,393,795

Other Financial Instruments:
Written Covered Call Options	$(73,175)	$-	$-	$(73,175)
Total	$(73,175)	$-	$-	$(73,175)

FBP Appreciation & Income Opportunities Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$29,370,458	$-	$-	$29,370,458
Corporate Bonds	-	2,253,582	-	2,253,582
Municipal Bonds	-	300,006	-	300,006
Money Market Funds	6,786,282	-	-	6,786,282
Total	$36,156,740	$2,553,588	$-	$38,710,328

Other Financial Instruments:
Written Covered Call Options	$(40,740)	$-	$-	$(40,740)
Total	$(40,740)	$-	$-	$(40,740)

Refer to each Fund’s Schedule of Investments for a listing of the common stocks and corporate bonds by sector type.  As of June 30, 2015, the Funds did not have any transfers into and out of any Level.  There were no Level 3 securities held in the Funds as of June 30, 2015.  It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

2.   Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

THE FLIPPIN, BRUCE & PORTER FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3.  Federal Income Tax

The following information is computed on a tax basis for each item as of June 30, 2015:

		FBP
	FBP	Appreciation
	Equity &	& Income
	Dividend Plus	Opportunities
	Fund	Fund

Tax cost of portfolio investments	$23,134,582	$29,452,098

Gross unrealized appreciation	$5,789,532	$10,603,536
Gross unrealized depreciation	(530,319)	(1,345,306)

Net unrealized appreciation on investements	$5,259,213	$9,258,230

Net unrealized appreciation on option contracts	$72,653	$37,556

As of June 30, 2015, the tax cost of written option contracts for FBP Equity & Dividend Plus Fund and FBP Appreciation & Income Opportunities Fund is $145,828 and $78,296, respectively.

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

COMMON STOCKS - 88.2%	Shares	Value
Consumer Discretionary - 10.1%
Comcast Corporation - Class A	30,000	$1,804,200
Home Depot, Inc. (The)	5,200	577,876
Johnson Controls, Inc.	15,400	762,762
Lowe's Companies, Inc.	8,000	535,760
McDonald's Corporation	5,000	475,350
NIKE, Inc. - Class B	10,000	1,080,200
Tractor Supply Company	9,000	809,460
Walt Disney Company (The)	24,775	2,827,819
		8,873,427
Consumer Staples - 7.3%
Altria Group, Inc.	16,700	816,797
Anheuser-Busch InBev SA/NV - ADR	10,000	1,206,700
Coca-Cola Company (The)	12,000	470,760
CVS Health Corporation	10,000	1,048,800
Kraft Foods Group, Inc.	3,378	287,603
McCormick & Company, Inc. - Non-Voting Shares	7,000	566,650
Mondelēz International, Inc. - Class A	28,336	1,165,743
Philip Morris International, Inc.	7,860	630,136
Procter & Gamble Company (The)	2,000	156,480
		6,349,669
Energy - 4.9%
Chevron Corporation	6,100	588,467
ConocoPhillips	24,500	1,504,545
Phillips 66	14,300	1,152,008
Pioneer Natural Resources Company	7,500	1,040,175
		4,285,195
Financials - 10.5%
Aflac, Inc.	10,565	657,143
American Capital Ltd. (a)	12,990	176,015
American International Group, Inc.	21,000	1,298,220
Brookfield Asset Management, Inc. - Class A	33,500	1,170,155
Goldman Sachs Group, Inc. (The)	6,000	1,252,740
JPMorgan Chase & Company	28,000	1,897,280
KKR & Company, L.P.	15,000	342,750
Mid-America Apartment Communities, Inc.	11,394	829,597
PNC Financial Services Group, Inc. (The)	2,000	191,300
Wells Fargo & Company	24,000	1,349,760
		9,164,960

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.2% (Continued)	Shares	Value
Health Care - 16.0%
Abbott Laboratories	11,000	$539,880
AbbVie, Inc.	11,500	772,685
Alexion Pharmaceuticals, Inc. (a)	1,000	180,770
Allergan plc (a)	6,000	1,820,760
Amgen, Inc.	1,000	153,520
Becton, Dickinson and Company	621	87,965
Bio-Techne Corporation	10,000	984,700
Cardinal Health, Inc.	15,000	1,254,750
Cerner Corporation (a)	5,000	345,300
Gilead Sciences, Inc.	16,000	1,873,280
Henry Schein, Inc. (a)	4,500	639,540
Johnson & Johnson	3,000	292,380
Merck & Company, Inc.	9,000	512,370
Novartis AG - ADR	9,000	885,060
Pfizer, Inc.	27,000	905,310
Regeneron Pharmaceuticals, Inc. (a)	2,300	1,173,299
Shire plc - ADR	3,000	724,470
Waters Corporation (a)	6,475	831,260
		13,977,299
Industrials - 12.9%
Boeing Company (The)	6,000	832,320
Emerson Electric Company	13,000	720,590
General Dynamics Corporation	13,600	1,926,984
Honeywell International, Inc.	10,000	1,019,700
Ingersoll-Rand plc	5,800	391,036
Lockheed Martin Corporation	7,000	1,301,300
Norfolk Southern Corporation	10,000	873,600
Quanta Services, Inc. (a)	11,500	331,430
Southwest Airlines Company	10,000	330,900
Stericycle, Inc. (a)	7,000	937,370
Union Pacific Corporation	10,000	953,700
United Technologies Corporation	15,500	1,719,415
		11,338,345
Information Technology - 20.5%
Accenture plc - Class A	9,500	919,410
Adobe Systems, Inc. (a)	5,000	405,050
Apple, Inc.	40,945	5,135,527
Automatic Data Processing, Inc.	9,500	762,185
CDK Global, Inc.	5,383	290,574
First Solar, Inc. (a)	5,000	234,900
Google, Inc. - Class A (a)	1,400	756,056
Google, Inc. - Class C (a)	1,002	521,551

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.2% (Continued)	Shares	Value
Information Technology - 20.5% (Continued)
Intel Corporation	12,000	$364,980
MasterCard, Inc. - Class A	26,750	2,500,590
Micron Technology, Inc. (a)	28,000	527,520
Oracle Corporation	13,000	523,900
QUALCOMM, Inc.	11,000	688,930
TE Connectivity Ltd.	12,500	803,750
Texas Instruments, Inc.	10,000	515,100
Visa, Inc. - Class A	42,000	2,820,300
Yahoo!, Inc. (a)	6,000	235,740
		18,006,063
Materials - 2.3%
Dow Chemical Company (The)	11,000	562,870
Ecolab, Inc.	6,000	678,420
Freeport-McMoRan, Inc.	7,932	147,694
Praxair, Inc.	5,000	597,750
		1,986,734
Telecommunication Services - 1.5%
Level 3 Communications, Inc. (a)	5,000	263,350
Telstra Corporation Ltd. - ADR	30,000	707,400
Verizon Communications, Inc.	8,000	372,880
		1,343,630
Utilities - 2.2%
AGL Resources, Inc.	6,000	279,360
Duke Energy Corporation	8,250	582,615
Southern Company (The)	11,000	460,900
WEC Energy Group, Inc	14,000	629,580
		1,952,455

Total Common Stocks (Cost $43,159,913)		$77,277,777

EXCHANGE-TRADED FUNDS - 6.5%	Shares	Value
iShares Nasdaq Biotechnology ETF	3,000	$1,106,910
ProShares Large Cap Core Plus	24,000	1,192,320
Vanguard Mid-Cap ETF	26,900	3,427,867
Total Exchange-Traded Funds (Cost $3,206,592)		$5,727,097

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

EXCHANGE-TRADED NOTES - 2.4%	Shares	Value
JPMorgan Alerian MLP Index ETN (Cost $1,956,980)	54,000	$2,138,400

WARRANTS - 0.0% (b)	Shares	Value
American International Group, Inc., 01/19/2021 at $45 (Cost $13,600)	800	$22,168

COMMERCIAL PAPER - 3.8%	Par Value	Value
U.S. Bank, N.A., discount, 0.02% (c), due 07/01/2015 (Cost $3,287,000)	$3,287,000	$3,287,000

MONEY MARKET FUNDS - 0.2%	Shares	Value
Invesco STIT - STIC Prime Portfolio (The) - Institutional Class, 0.07% (d) (Cost $156,786)	156,786	$156,786

Total Investments at Value - 101.1% (Cost $51,780,871)		$88,609,228

Liabilities in Excess of Other Assets - (1.1%)		(946,104)

Net Assets - 100.0%		$87,663,124

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(d)	The rate shown is the 7-day effective yield as of June 30, 2015.

See accompanying notes to Schedules of Investments.

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

COMMON STOCKS - 87.6%	Shares	Value
Consumer Discretionary - 13.6%
BorgWarner, Inc.	3,500	$198,940
Buffalo Wild Wings, Inc. (a)	2,235	350,202
Chico's FAS, Inc.	7,100	118,073
Dollar Tree, Inc. (a)	5,300	418,647
Family Dollar Stores, Inc.	2,800	220,668
Gildan Activewear, Inc.	13,400	445,416
Hasbro, Inc.	4,200	314,118
Jarden Corporation (a)	12,137	628,090
Leggett & Platt, Inc.	5,500	267,740
Liberty Global plc - Series A (a)	5,475	296,033
Liberty Global plc - Series C (a)	4,475	226,569
Nordstrom, Inc.	3,900	290,550
O'Reilly Automotive, Inc. (a)	2,395	541,222
Panera Bread Company - Class A (a)	2,090	365,270
Ross Stores, Inc.	12,000	583,320
Service Corporation International	15,200	447,336
Tiffany & Company	3,475	319,005
VF Corporation	4,700	327,778
		6,358,977
Consumer Staples - 5.3%
Church & Dwight Company, Inc.	8,400	681,492
Energizer Holdings, Inc. (a)	2,500	328,875
Hormel Foods Corporation	12,000	676,440
J.M. Smucker Company (The)	4,700	509,527
Tyson Foods, Inc. - Class A	7,000	298,410
		2,494,744
Energy - 3.2%
Cameron International Corporation (a)	4,010	210,004
Murphy Oil Corporation	3,740	155,472
ONEOK, Inc.	9,200	363,216
Range Resources Corporation	3,500	172,830
Schlumberger Ltd.	3,134	270,119
Valero Energy Corporation	4,950	309,870
		1,481,511
Financials - 17.8%
Alexander & Baldwin, Inc.	3,000	118,200
Alleghany Corporation (a)	765	358,601
American Financial Group, Inc.	6,600	429,264
Arthur J. Gallagher & Company	6,750	319,275
Axis Capital Holdings Ltd.	5,000	266,850
Bank of Hawaii Corporation	6,000	400,080

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 87.6% (Continued)	Shares	Value
Financials - 17.8% (Continued)
Berkley (W.R.) Corporation	6,450	$334,948
CME Group, Inc.	4,735	440,639
Eaton Vance Corporation	8,500	332,605
Everest Re Group Ltd.	2,050	373,121
HCC Insurance Holdings, Inc.	4,575	351,543
Intercontinental Exchange, Inc.	2,000	447,220
Jones Lang LaSalle, Inc.	2,800	478,800
Kemper Corporation	6,200	239,010
Mid-America Apartment Communities, Inc.	12,800	931,968
NASDAQ OMX Group, Inc. (The)	9,500	463,695
Old Republic International Corporation	21,400	334,482
PNC Financial Services Group, Inc. (The)	3,745	358,209
Potlatch Corporation	6,941	245,156
Rayonier, Inc.	6,250	159,688
Realty Income Corporation	7,025	311,840
SEI Investments Company	10,000	490,300
Ventas, Inc.	3,000	186,270
		8,371,764
Health Care - 13.5%
Bio-Rad Laboratories, Inc. - Class A (a)	2,500	376,525
Bio-Techne Corporation	4,500	443,115
Charles River Laboratories International, Inc. (a)	4,500	316,530
Chemed Corporation	3,000	393,300
Endo International plc (a)	3,000	238,950
Ensign Group, Inc. (The)	7,000	357,420
Henry Schein, Inc. (a)	3,500	497,420
Illumina, Inc. (a)	2,500	545,900
Laboratory Corporation of America Holdings (a)	2,074	251,410
MEDNAX, Inc. (a)	5,000	370,550
Medtronic plc	3,346	247,939
ResMed, Inc.	6,500	366,405
Shire plc - ADR	1,500	362,235
Teleflex, Inc.	4,000	541,800
United Therapeutics Corporation (a)	2,300	400,085
Valeant Pharmaceuticals International, Inc. (a)	1,600	355,440
Waters Corporation (a)	2,000	256,760
		6,321,784
Industrials - 11.9%
AMETEK, Inc.	1,350	73,953
C.H. Robinson Worldwide, Inc.	6,000	374,340
Deluxe Corporation	5,000	310,000
Donaldson Company, Inc.	12,000	429,600

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 87.6% (Continued)	Shares	Value
Industrials - 11.9% (Continued)
Engility Holdings, Inc.	500	$12,580
Expeditors International of Washington, Inc.	8,000	368,840
Fastenal Company	9,950	419,691
Graco, Inc.	6,000	426,180
Jacobs Engineering Group, Inc. (a)	4,475	181,774
L-3 Communications Holdings, Inc.	3,000	340,140
Matson, Inc.	3,000	126,120
MSC Industrial Direct Company, Inc. - Class A	5,000	348,850
Pentair plc	2,400	165,000
Snap-on, Inc.	4,275	680,794
SPX Corporation	5,000	361,950
Stericycle, Inc. (a)	2,900	388,339
Timken Company (The)	5,000	182,850
Waste Connections, Inc.	6,000	282,720
WESCO International, Inc. (a)	1,850	126,984
		5,600,705
Information Technology - 13.4%
Akamai Technologies, Inc. (a)	2,000	139,640
ANSYS, Inc. (a)	3,000	273,720
Arrow Electronics, Inc. (a)	8,600	479,880
CDK Global, Inc.	9,000	485,820
Cree, Inc. (a)	6,820	177,525
DST Systems, Inc.	4,300	541,714
Harris Corporation	6,000	461,460
IAC/InterActiveCorporation	4,000	318,640
Jack Henry & Associates, Inc.	9,000	582,300
Lam Research Corporation	8,500	691,475
Linear Technology Corporation	7,000	309,610
Microchip Technology, Inc.	6,000	284,550
National Instruments Corporation	12,000	353,520
NetApp, Inc.	5,000	157,800
SanDisk Corporation	5,000	291,100
Xilinx, Inc.	7,000	309,120
Zebra Technologies Corporation - Class A (a)	4,000	444,200
		6,302,074
Materials - 6.1%
Airgas, Inc.	1,650	174,537
Albemarle Corporation	8,000	442,160
Ashland, Inc.	3,000	365,700
Martin Marietta Materials, Inc.	2,500	353,775
Packaging Corporation of America	5,000	312,450
Scotts Miracle-Gro Company (The) - Class A	4,000	236,840

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 87.6% (Continued)	Shares	Value
Materials - 6.1% (Continued)
Sonoco Products Company	5,000	$214,300
Steel Dynamics, Inc.	12,000	248,580
Valspar Corporation (The)	6,000	490,920
		2,839,262
Utilities - 2.8%
AGL Resources, Inc.	8,400	391,104
ONE Gas, Inc.	3,000	127,680
SCANA Corporation	7,530	381,394
Vectren Corporation	10,600	407,888
		1,308,066

Total Common Stocks (Cost $20,981,529)		$41,078,887

EXCHANGE-TRADED FUNDS - 8.7%	Shares	Value
Guggenheim Mid-Cap Core ETF	26,000	$1,322,880
iShares Nasdaq Biotechnology ETF	3,025	1,116,134
Vanguard Mid-Cap ETF	12,850	1,637,476
Total Exchange-Traded Funds (Cost $2,549,480)		$4,076,490

EXCHANGE-TRADED NOTES - 1.2%	Shares	Value
JPMorgan Alerian MLP Index ETN (Cost $521,258)	13,700	$542,520

COMMERCIAL PAPER - 4.7%	Par Value	Value
U.S. Bank, N.A., discount, 0.02% (b), due 07/01/2015 (Cost $2,220,000)	$2,220,000	$2,220,000

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.3%	Shares	Value
Invesco STIT - STIC Prime Portfolio (The) - Institutional Class, 0.07% (c) (Cost $150,871)	150,871	$150,871

Total Investments at Value - 102.5% (Cost $26,423,138)		$48,068,768

Liabilities in Excess of Other Assets - (2.5%)		(1,167,627)

Net Assets - 100.0%		$46,901,141

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(c)	The rate shown is the 7-day effective yield as of June 30, 2015.

See accompanying notes to Schedules of Investments.

THE ALABAMA TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

ALABAMA FIXED RATE REVENUE AND GENERAL OBLIGATION (GO) BONDS - 97.4%	Par Value	Value
Alabama Drinking Water Financing Auth., Series A, Rev.,
5.00%, due 08/15/2018	$400,000	$402,360
3.00%, due 08/15/2019	530,000	566,798
Alabama State Public School & College Auth., Capital Improvements, Rev.,
5.00%, due 12/01/2017	470,000	516,680
Alabama State Public School & College Auth., Capital Improvements, Series D, Rev.,
2.00%, due 09/01/2018	565,000	581,673
Alabama State Public School & College Auth., Rev.,
4.00%, due 02/01/2017	250,000	263,307
3.75%, due 02/01/2018	200,000	214,380
Alabaster, AL, Water Rev.,
3.00%, due 09/01/2017	400,000	415,772
Anniston, AL, Waterworks & Sewer Board, Water & Sewer Rev.,
3.50%, due 06/01/2016	500,000	512,555
Athens, AL, Electric Rev., Warrants,
3.00%, due 06/01/2016	510,000	520,475
3.00%, due 06/01/2019	375,000	395,400
Athens, AL, GO, Warrants,
4.00%, due 09/01/2018	300,000	324,477
Auburn University, AL, General Fee Rev.,
5.00%, due 06/01/2018	315,000	351,033
5.00%, due 06/01/2020	350,000	406,766
5.00%, due 06/01/2021	200,000	235,232
Auburn, AL, Refunding & Capital Improvements, Series B, GO, Warrants,
4.00%, due 08/01/2018	200,000	217,294
Auburn, AL, School, Series A, GO, Warrants,
5.00%, due 08/01/2018	500,000	559,810
Baldwin Co., AL, Board of Education, Rev.,
5.00%, due 07/01/2018	590,000	639,631
Baldwin Co., AL, GO, Warrants,
4.00%, due 06/01/2019	200,000	220,770
Baldwin Co., AL, Series A, GO, Warrants,
5.00%, due 02/01/2017	320,000	342,093

THE ALABAMA TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

ALABAMA FIXED RATE REVENUE AND GENERAL OBLIGATION (GO) BONDS - 97.4% (Continued)	Par Value	Value
Birmingham, AL, Waterworks Board, Water Rev.,
5.00%, due 01/01/2017	$400,000	$425,168
3.625%, due 07/01/2018	250,000	267,445
Calera, AL, GO, Warrants,
3.00%, due 12/01/2017	410,000	427,359
Calhoun Co., AL, Gasoline Tax Anticipation, Series A, Rev., Warrants,
4.00%, due 03/01/2016	445,000	454,870
Chambers Co., AL, Gasoline Tax Anticipation, Rev., Warrants,
2.00%, due 11/01/2019	290,000	288,680
Decatur, AL, Sewer Rev., Warrants,
3.00%, due 08/15/2019	500,000	530,770
Enterprise, AL, GO, School Warrants,
4.00%, due 02/01/2016	400,000	408,592
Florence, AL, Board of Education, Rev.,
3.00%, due 03/01/2016	500,000	508,085
Florence, AL, Electric Rev., Warrants,
3.50%, due 06/01/2017	515,000	535,523
Florence, AL, GO, Warrants,
4.00%, due 08/01/2018	575,000	620,385
Foley, AL, Utilities Board, Utilities Rev.,
4.00%, due 11/01/2018	710,000	770,180
4.00%, due 11/01/2019	225,000	249,453
4.50%, due 11/01/2019	250,000	253,560
Gadsden, AL, GO, School Warrants,
3.00%, due 08/01/2015	250,000	250,547
Homewood, AL, Board of Education, Special Tax School Warrants,
4.00%, due 04/01/2017	500,000	526,400
Homewood, AL, GO, Warrants,
5.00%, due 09/01/2015	250,000	252,055
Hoover City, AL, Board of Education, Special Tax School Warrants,
4.00%, due 02/15/2020	470,000	522,231
Huntsville, AL, Electric Systems, Rev.,
3.00%, due 12/01/2016	375,000	387,877

THE ALABAMA TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

ALABAMA FIXED RATE REVENUE AND GENERAL OBLIGATION (GO) BONDS - 97.4% (Continued)	Par Value	Value
Huntsville, AL, GO, Refunding and Capital Improvement Warrants,
4.00%, due 09/01/2016	$500,000	$520,950
4.00%, due 09/01/2018	500,000	545,735
Limestone Co., AL, Board of Education, Special Tax Warrants,
3.00%, due 11/01/2019	560,000	580,535
Macon Co., AL, GO, Warrants,
4.25%, due 10/01/2027,
Prerefunded 10/01/2017 @ 100	200,000	215,604
Madison Co., AL, Board of Education, Rev., Tax Anticipation Warrants,
2.00%, due 09/01/2019	220,000	224,334
Madison Co., AL, GO, Warrants,
4.00%, due 09/01/2021	465,000	518,712
Madison Co., AL, Series A, Water Rev., Warrants,
2.00%, due 07/01/2017	250,000	254,995
Madison Co., AL, Water & Wastewater Board, Rev.,
3.00%, due 12/01/2019	430,000	456,243
Mobile Co., AL, GO, Refunding,
5.00%, due 06/01/2023	520,000	615,888
Montgomery, AL, GO, Warrants,
2.50%, due 04/01/2021	500,000	503,750
Montgomery, AL, Waterworks & Sanitation, Rev.,
5.00%, due 09/01/2017	250,000	272,418
Morgan Co., AL, Board of Education, Rev., Capital Outlay Warrants,
4.00%, due 03/01/2019	250,000	271,925
Mountain Brook, AL, City Board of Education, GO, Warrants,
3.00%, due 03/01/2020	300,000	319,452
North Alabama Gas District, Rev.,
3.00%, due 06/01/2020	420,000	429,715
Opelika, AL, GO, Warrants,
2.00%, due 11/01/2017	275,000	281,221
Opelika, AL, Utilities Board, Series B, Rev.,
3.00%, due 06/01/2016	475,000	485,293
3.00%, due 06/01/2018	215,000	225,593

THE ALABAMA TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

ALABAMA FIXED RATE REVENUE AND GENERAL OBLIGATION (GO) BONDS - 97.4% (Continued)	Par Value	Value
Orange Beach, AL, GO, Warrants,
4.00%, due 02/01/2018	$200,000	$215,080
5.00%, due 02/01/2019	240,000	271,234
Prattville, AL, GO, Warrants,
5.00%, due 11/01/2022	400,000	471,964
Prattville, AL, Waterworks Board, Rev.,
3.00%, due 08/01/2017	290,000	300,771
Sheffield, AL, Electric Rev.,
4.00%, due 07/01/2017	600,000	636,834
Sumter Co., AL, School Rev., Warrants,
4.50%, due 02/01/2031,
Prerefunded 02/01/2016 @ 100	500,000	512,260
Sylacauga, AL, Utilities Board, Rev.,
3.00%, due 05/01/2021	310,000	325,255
Trussville, AL, GO,
5.00%, due 10/01/2019	400,000	461,744
Tuscaloosa, AL, Series B, GO, Warrants,
4.00%, due 01/01/2020	500,000	554,920
University of Alabama, AL, Series A, Rev.,
3.00%, due 07/01/2016	340,000	349,184
5.00%, due 07/01/2017	245,000	265,864
Vestavia Hills, AL, GO, Warrants,
4.00%, due 02/01/2018	515,000	552,054
Vestavia Hills, AL, Series A, GO, Warrants,
3.00%, due 02/01/2018	240,000	250,776
Wetumpka, AL, Waterworks & Sewer, Rev.,
4.00%, due 03/01/2018	320,000	334,333

Total Alabama Fixed Rate Revenue and General Obligation (GO) Bonds (Cost $27,235,749)		$27,590,322

THE ALABAMA TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.7%	Shares	Value
Fidelity Tax Exempt Portfolio - Class I, 0.01% (a) (Cost $475,083)	475,083	$475,083

Total Investments at Value - 99.1% (Cost $27,710,832)		$28,065,405

Other Assets in Excess of Liabilities - 0.9%		261,108

Net Assets - 100.0%		$28,326,513

(a)	The rate shown is the 7-day effective yield as of June 30, 2015.

See accompanying notes to Schedules of Investments.

THE GOVERNMENT STREET FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
June 30, 2015 (Unaudited)

1. Securities Valuation

The portfolio securities of The Government Street Equity Fund, The Government Street Mid-Cap Fund and The Alabama Tax Free Bond Fund (the “Funds”) are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded, if available, otherwise, at the last quoted bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Investments representing shares of other investment companies are valued at their net asset value as reported by such companies.

Fixed income securities are typically valued on the basis of prices provided by an independent pricing service. The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities. Commercial paper may be valued at amortized cost, which under normal circumstances approximates market value.

When market quotations are not readily available, if a pricing service cannot provide a price or the investment adviser believes the price received from the pricing service is not indicative of market value, securities will be valued in good faith at fair value using methods consistent with procedures adopted by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of the security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

THE GOVERNMENT STREET FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Fixed income securities, including municipal bonds, are classified as Level 2 since the values for such securities are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors. Commercial paper held by the Funds is classified as Level 2 since it is valued at amortized cost, which approximates the current market value of the security and is not obtained from a quoted price in an active market.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments as of June 30, 2015, by security type:

	Level 1	Level 2	Level 3	Total
The Government Street Equity Fund:
Common Stocks	$77,277,777	$-	$-	$77,277,777
Exchange-Traded Funds	5,727,097	-	-	5,727,097
Exchange-Traded Notes	2,138,400	-	-	2,138,400
Warrants	22,168	-	-	22,168
Commercial Paper	-	3,287,000	-	3,287,000
Money Market Funds	156,786	-	-	156,786
Total	$85,322,228	$3,287,000	$-	$88,609,228

The Government Street Mid-Cap Fund:
Common Stocks	$41,078,887	$-	$-	$41,078,887
Exchange-Traded Funds	4,076,490	-	-	4,076,490
Exchange-Traded Notes	542,520	-	-	542,520
Commercial Paper	-	2,220,000	-	2,220,000
Money Market Funds	150,871	-	-	150,871
Total	$45,848,768	$2,220,000	$-	$48,068,768

The Alabama Tax Free Bond Fund:
Municipal Bonds	$-	$27,590,322	$-	$27,590,322
Money Market Funds	475,083	-	-	475,083
Total	$475,083	$27,590,322	$-	$28,065,405

THE GOVERNMENT STREET FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Refer to The Government Street Equity Fund’s and The Government Street Mid-Cap Fund’s Schedules of Investments for a listing of the common stocks by sector type. As of June 30, 2015, the Funds did not have any transfers into and out of any Level. There were no Level 3 securities or derivative instruments held by the Funds as of June 30, 2015. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

2. Investment Transactions

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3. Federal Income Tax

The following information is computed on a tax basis for each item as of June 30, 2015:

	The Government Street Equity Fund	The Government Street Mid-Cap Fund	The Alabama Tax Free Bond Fund
Tax cost of portfolio investments	$51,780,091	$26,423,138	$27,710,832

Gross unrealized appreciation	$37,396,880	$21,797,055	$420,589
Gross unrealized depreciation	(567,743)	(151,425)	(66,016)

Net unrealized appreciation	$36,829,137	$21,645,630	$354,573

The difference between the federal income tax cost and the Schedule of Investments cost for The Government Street Equity Fund is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These timing differences are temporary in nature and are due to adjustments to basis on publicly traded partnerships.

4. Concentration of Credit Risk

The Alabama Tax Free Bond Fund invests primarily in debt instruments of municipal issuers in the state of Alabama. The issuers’ abilities to meet their obligations may be affected by economic developments in the state or its region, as well as disruptions in the credit markets and the economy, generally.

THE JAMESTOWN BALANCED FUND
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

COMMON STOCKS - 62.6%	Shares	Value
Consumer Discretionary - 9.4%
Comcast Corporation - Class A	3,500	$210,490
Dollar Tree, Inc. (a)	1,900	150,081
Johnson Controls, Inc.	4,100	203,073
Lennar Corporation - Class A	5,000	255,200
Macy's, Inc.	3,200	215,904
Priceline Group, Inc. (The) (a)	100	115,137
Royal Caribbean Cruises Ltd.	2,150	169,184
TJX Companies, Inc. (The)	3,500	231,595
		1,550,664
Consumer Staples - 4.0%
Archer-Daniels-Midland Company	2,100	101,262
CVS Health Corporation	2,500	262,200
PepsiCo, Inc.	2,100	196,014
Procter & Gamble Company (The)	1,400	109,536
		669,012
Energy - 3.4%
Chevron Corporation	2,030	195,834
Hess Corporation	2,700	180,576
Marathon Oil Corporation	7,000	185,780
		562,190
Financials - 10.9%
Ameriprise Financial, Inc.	2,000	249,860
Discover Financial Services	3,600	207,432
Invesco Ltd.	5,500	206,195
JPMorgan Chase & Company	3,800	257,488
MetLife, Inc.	4,000	223,960
Morgan Stanley	5,900	228,861
PNC Financial Services Group, Inc. (The)	2,300	219,995
Principal Financial Group, Inc.	3,900	200,031
		1,793,822
Health Care - 12.3%
Abbott Laboratories	3,000	147,240
AbbVie, Inc.	2,250	151,177
Aetna, Inc.	2,500	318,650
Allergan plc (a)	1,100	333,806
AmerisourceBergen Corporation	1,900	202,046
Amgen, Inc.	1,400	214,928
McKesson Corporation	1,100	247,291
Thermo Fisher Scientific, Inc.	1,875	243,300
UnitedHealth Group, Inc.	1,400	170,800
		2,029,238

THE JAMESTOWN BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 62.6% (Continued)	Shares	Value
Industrials - 9.7%
Dover Corporation	1,600	$112,288
Eaton Corporation plc	3,300	222,717
FedEx Corporation	1,400	238,560
General Electric Company	8,000	212,560
Nielsen N.V.	4,300	192,511
Norfolk Southern Corporation	2,000	174,720
Ryder System, Inc.	2,600	227,162
United Technologies Corporation	2,000	221,860
		1,602,378
Information Technology - 11.8%
Apple, Inc.	4,200	526,785
Cisco Systems, Inc.	6,500	178,490
EMC Corporation	8,100	213,759
Google, Inc. - Class A (a)	300	162,012
Google, Inc. - Class C (a)	325	169,166
Microsoft Corporation	3,000	132,450
Oracle Corporation	5,000	201,500
QUALCOMM, Inc.	2,500	156,575
TE Connectivity Ltd.	3,350	215,405
		1,956,142
Materials - 1.1%
LyondellBasell Industries N.V. - Class A	1,700	175,984

Total Common Stocks (Cost $6,371,146)		$10,339,430

EXCHANGE-TRADED FUNDS - 1.0%	Shares	Value
Consumer Staples Select Sector SPDR® Fund (The) (Cost $158,199)	3,500	$166,600

U.S. TREASURY OBLIGATIONS - 8.8%	Par Value	Value
U.S. Treasury Notes - 8.8%
0.375%, 08/31/2015	$300,000	$300,141
4.25%, 11/15/2017	400,000	432,531
2.625%, 08/15/2020	175,000	182,998
2.125%, 08/15/2021	220,000	222,475
2.00%, 02/15/2023	150,000	148,359
2.75%, 02/15/2024	160,000	166,113
Total U.S. Treasury Obligations (Cost $1,429,714)		$1,452,617

THE JAMESTOWN BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)

U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.1%	Par Value	Value
Federal Home Loan Mortgage Corporation - 3.1%
5.25%, due 04/18/2016 (Cost $492,110)	$500,000	$519,637

CORPORATE BONDS - 16.2%	Par Value	Value
Consumer Discretionary - 1.0%
Anheuser-Busch Companies, Inc., 4.50%, due 04/01/2018	$100,000	$108,087
Comcast Corporation, 5.70%, due 07/01/2019	50,000	56,855
		164,942
Consumer Staples - 2.0%
Colgate-Palmolive Company, 1.95%, due 02/01/2023	100,000	94,359
General Mills, Inc., 5.70%, due 02/15/2017	150,000	160,487
Wal-Mart Stores, Inc., 4.25%, due 04/15/2021	75,000	82,307
		337,153
Energy - 0.7%
Shell International Finance B.V., 4.30%, due 09/22/2019	100,000	108,987

Financials - 5.9%
Aflac, Inc., 2.65%, due 02/15/2017	75,000	76,766
American Express Credit Corporation, 2.125%, due 03/18/2019	80,000	80,164
BB&T Corporation, 2.15%, due 03/22/2017	100,000	101,486
Berkshire Hathaway Finance Corporation, 2.90%, due 10/15/2020	100,000	103,005
General Electric Capital Corporation, 4.65%, due 10/17/2021	84,000	92,035
Goldman Sachs Group, Inc., 3.70%, due 08/01/2015	100,000	100,212
PNC Funding Corporation, 5.125%, due 02/08/2020	110,000	123,322
Royal Bank of Canada, 2.30%, due 07/20/2016	100,000	101,661
Toyota Motor Credit Corporation, 1.125%, due 05/16/2017	95,000	95,210

THE JAMESTOWN BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 16.2% (Continued)	Par Value	Value
Financials - 5.9% (Continued)
Wells Fargo Bank, 5.75%, due 05/16/2016	$105,000	$109,007
		982,868
Health Care - 2.6%
GlaxoSmithKline plc, 5.65%, due 05/15/2018	200,000	223,218
Medtronic, Inc., 4.75%, due 09/15/2015	100,000	100,816
Novartis Securities Investment Ltd., 5.125%, due 02/10/2019	100,000	111,238
		435,272
Industrials - 0.6%
Illinois Tool Works, Inc., 3.50%, due 03/01/2024	100,000	102,295

Information Technology - 1.3%
Cisco Systems, Inc., 4.95%, due 02/15/2019	100,000	110,414
Oracle Corporation, 2.50%, due 10/15/2022	100,000	96,361
		206,775
Materials - 0.6%
Monsanto Company, 2.75%, due 07/15/2021	100,000	98,162

Telecommunication Services - 0.7%
Discovery Communications, Inc., 5.05%, due 06/01/2020	100,000	109,510

Utilities - 0.8%
Virginia Electric & Power Company, 5.00%, due 06/30/2019	125,000	138,733

Total Corporate Bonds (Cost $2,683,397)		$2,684,697

MORTGAGE-BACKED SECURITIES - 1.3%	Par Value	Value
Federal Home Loan Mortgage Corporation - 0.3%
Pool #A97047, 4.50%, due 02/01/2041	$50,861	$55,054

Federal National Mortgage Association - 0.9%
Pool #618465, 5.00%, due 12/01/2016	6,771	7,178
Pool #255455, 5.00%, due 10/01/2024	32,098	35,417

THE JAMESTOWN BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 1.3% (Continued)	Par Value	Value
Federal National Mortgage Association - 0.9% (Continued)
Pool #255702, 5.00%, due 05/01/2025	$41,975	$46,309
Pool #808413, 5.50%, due 01/01/2035	51,981	58,381
		147,285
Government National Mortgage Association - 0.1%
Pool #781344, 6.50%, due 10/15/2031	6,909	7,905

Total Mortgage-Backed Securities (Cost $193,186)		$210,244

VIRGINIA REVENUE AND GENERAL OBLIGATION (GO) BONDS - 0.6%	Par Value	Value
Virginia State, Build America Bonds, Taxable, GO,
2.95%, due 06/01/2019 (Cost $99,922)	$100,000	$104,635

Total Investments at Value - 93.6% (Cost $11,427,674)		$15,477,860

Other Assets in Excess of Liabilities - 6.4%		1,050,881

Net Assets - 100.0%		$16,528,741

(a)	Non-income producing security.

See accompanying notes to Schedules of Investments.

THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

COMMON STOCKS - 94.3%	Shares	Value
Consumer Discretionary - 14.4%
Comcast Corporation - Class A	9,800	$589,372
Dollar Tree, Inc. (a)	5,650	446,294
Johnson Controls, Inc.	11,300	559,689
Lennar Corporation - Class A	12,800	653,312
Macy's, Inc.	8,500	573,495
Priceline Group, Inc. (The) (a)	255	293,599
Royal Caribbean Cruises Ltd.	5,900	464,271
TJX Companies, Inc. (The)	8,600	569,062
		4,149,094
Consumer Staples - 6.0%
Archer-Daniels-Midland Company	5,500	265,210
CVS Health Corporation	7,250	760,380
PepsiCo, Inc.	4,700	438,698
Procter & Gamble Company (The)	3,500	273,840
		1,738,128
Energy - 5.2%
Chevron Corporation	4,800	463,056
Hess Corporation	7,500	501,600
Marathon Oil Corporation	20,000	530,800
		1,495,456
Financials - 16.4%
Ameriprise Financial, Inc.	4,800	599,664
Discover Financial Services	9,300	535,866
Invesco Ltd.	14,400	539,856
JPMorgan Chase & Company	11,000	745,360
MetLife, Inc.	10,400	582,296
Morgan Stanley	15,500	601,245
PNC Financial Services Group, Inc. (The)	6,000	573,900
Principal Financial Group, Inc.	10,800	553,932
		4,732,119
Health Care - 18.1%
Abbott Laboratories	6,600	323,928
AbbVie, Inc.	5,500	369,545
Aetna, Inc.	6,300	802,998
Allergan plc (a)	2,900	880,034
AmerisourceBergen Corporation	6,400	680,576
Amgen, Inc.	3,600	552,672
McKesson Corporation	2,700	606,987
Thermo Fisher Scientific, Inc.	4,300	557,968

THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.3% (Continued)	Shares	Value
Health Care - 18.1% (Continued)
UnitedHealth Group, Inc.	3,600	$439,200
		5,213,908
Industrials - 14.3%
Dover Corporation	3,500	245,630
Eaton Corporation plc	7,750	523,047
FedEx Corporation	3,400	579,360
General Electric Company	26,000	690,820
Nielsen Holdings N.V.	11,500	514,855
Norfolk Southern Corporation	5,300	463,008
Ryder System, Inc.	6,500	567,905
United Technologies Corporation	4,800	532,464
		4,117,089
Information Technology - 18.3%
Apple, Inc.	12,200	1,530,185
Cisco Systems, Inc.	19,500	535,470
EMC Corporation	22,400	591,136
Google, Inc. - Class A (a)	700	378,028
Google, Inc. - Class C (a)	701	364,878
Microsoft Corporation	8,000	353,200
Oracle Corporation	13,000	523,900
QUALCOMM, Inc.	7,000	438,410
TE Connectivity Ltd.	8,400	540,120
		5,255,327
Materials - 1.6%
LyondellBasell Industries N.V. - Class A	4,500	465,840

Total Common Stocks (Cost $15,245,209)		$27,166,961

THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

EXCHANGE-TRADED FUNDS - 1.8%	Shares	Value
Consumer Staples Select Sector SPDR® Fund (The) (Cost $538,513)	11,000	$523,600

Total Investments at Value - 96.1% (Cost $15,783,722)		$27,690,561

Other Assets in Excess of Liabilities - 3.9%		1,115,772

Net Assets - 100.0%		$28,806,333

(a)	Non-income producing security.

See accompanying notes to Schedules of Investments.

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

VIRGINIA REVENUE AND GENERAL OBLIGATION (GO) BONDS - 91.4%	Par Value	Value
Capital Region Airport Commission, Virginia, Airport Revenue,
4.50%, due 07/01/2016	$520,000	$540,831
Chesterfield Co., Virginia, GO,
5.00%, due 01/01/2020	700,000	745,353
5.00%, due 01/01/2024	250,000	295,017
5.00%, due 01/01/2025	460,000	556,214
City of Winchester, Virginia, GO,
5.00%, due 09/01/2027	125,000	149,330
Fairfax Co., Virginia, Industrial Dev. Authority, Revenue,
5.00%, due 05/15/2022	750,000	846,690
Fairfax Co., Virginia, Sewer, Revenue,
4.50%, due 07/15/2030	250,000	271,875
Fairfax Co., Virginia, Water, Revenue,
5.00%, due 04/01/2027	500,000	583,125
Fauquier Co., Virginia, GO,
5.00%, due 07/01/2017,
prerefunded 07/01/2016 @ 100	500,000	523,200
Hampton Roads Sanitation District, Virginia, Wastewater, Revenue,
5.00%, due 04/01/2022	400,000	444,140
5.00%, due 07/01/2026	500,000	594,895
Hampton Roads Sanitation District, Virginia, Wastewater, Series A, Revenue,
5.00%, due 01/01/2027	400,000	453,312
Hampton, Virginia, GO,
5.00%, due 04/01/2025	500,000	587,395
Harrisonburg, Virginia, GO,
5.00%, due 07/15/2022	350,000	418,064
Henrico Co., Virginia, Public Improvement, Series A, GO,
5.00%, due 12/01/2015	250,000	255,067
Henrico Co., Virginia, Water & Sewer, Revenue,
5.00%, due 05/01/2020	350,000	398,587
5.00%, due 05/01/2022	430,000	487,401
James City, Virginia, School District, GO,
5.00%, due 12/15/2018	500,000	510,875
Leesburg, Virginia, GO,
5.00%, due 09/15/2016	500,000	527,865

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
SCHEDULE OF INVESTMENTS (Continued)

VIRGINIA REVENUE AND GENERAL OBLIGATION (GO) BONDS - 91.4% (Continued)	Par Value	Value
Lynchburg, Virginia, Public Improvement, Series A, GO,
5.00%, due 08/01/2019	$625,000	$718,381
Manassas, Virginia, Public Improvement, Series D, GO,
5.00%, due 07/01/2019	250,000	285,965
New Kent Co., Virginia, Economic Dev. Authority, Revenue,
5.00%, due 02/01/2019	500,000	533,930
Northern Virginia Transportation Authority, Special Tax, Revenue,
5.00%, due 06/01/2026	400,000	475,308
Portsmouth, Virginia, Series D, GO,
4.00%, due 12/01/2017	215,000	231,486
Prince William Co., Virginia, Lease Participation Certificates,
5.00%, due 10/01/2020	500,000	578,815
Roanoke, Virginia, Public Improvement, Series A, GO,
5.00%, due 07/15/2025	400,000	472,172
Southeastern Public Service Authority, Virginia, Revenue,
5.00%, due 07/01/2015, ETM	510,000	510,066
Spotsylvania Co., Virginia, Economic Dev. Authority, Revenue,
5.00%, due 06/01/2021	300,000	352,371
Spotsylvania Co., Virginia, GO,
5.00%, due 01/15/2023	400,000	480,064
Spotsylvania Co., Virginia, Water & Sewer, Revenue,
5.00%, due 06/01/2026	500,000	501,950
Suffolk, Virginia, Public Improvement, Series A, GO,
4.00%, due 08/01/2018	250,000	272,665
Upper Occoquan, Virginia, Sewer Authority, Revenue,
5.00%, due 07/01/2027	350,000	422,888
Upper Occoquan, Virginia, Sewer Authority, Revenue,
5.15%, due 07/01/2020	250,000	277,863

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
SCHEDULE OF INVESTMENTS (Continued)

VIRGINIA REVENUE AND GENERAL OBLIGATION (GO) BONDS - 91.4% (Continued)	Par Value	Value
Virginia Beach, Virginia, Public Improvement, GO,
5.00%, due 06/01/2021,
prerefunded 06/01/2019 @ 100	$250,000	$285,987
5.00%, due 03/01/2023	300,000	362,319
4.00%, due 04/01/2027	205,000	222,997
Virginia Biotechnology Research Partnership Authority, Lease Revenue,
5.00%, due 09/01/2020	500,000	584,000
Virginia College Building Authority, Educational Facilities, Revenue,
5.00%, due 04/01/2017	500,000	501,510
5.00%, due 03/01/2019	250,000	284,328
4.00%, due 09/01/2026	500,000	541,190
Virginia Commonwealth Transportation Board, Federal Highway Reimbursement Anticipation Notes, Revenue,
5.00%, due 09/28/2015	500,000	505,915
5.00%, due 03/15/2023	500,000	586,715
5.00%, due 03/15/2025	500,000	585,290
Virginia Polytechnic Institute & State University, General and Athletic Facilities, Series D, Revenue,
5.00%, due 06/01/2016	115,000	115,462
Virginia Small Business Financing Authority, Healthcare Facilities, Revenue,
5.00%, due 11/01/2017	250,000	273,533
Virginia State Public School Authority, Revenue,
5.00%, due 08/01/2023	500,000	591,390
5.00%, due 07/15/2026	300,000	353,247
Virginia State Public School Authority, Series A, Revenue,
5.00%, due 08/01/2020	585,000	613,934
Virginia State Public School Authority, Series B-1, Revenue,
5.00%, due 08/01/2018	500,000	560,460
Virginia State Resources Authority, Clean Water, Revenue,
5.00%, due 10/01/2021	500,000	576,510

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
SCHEDULE OF INVESTMENTS (Continued)

VIRGINIA REVENUE AND GENERAL OBLIGATION (GO) BONDS - 91.4% (Continued)	Par Value	Value
Virginia State Resources Authority, Infrastructure, Revenue,
5.00%, due 11/01/2024,
prerefunded 11/1/2018 @ 100	$180,000	$203,241
5.00%, due 11/01/2024	320,000	357,181
Virginia State Resources Authority, Infrastructure, Series B, Revenue,
5.00%, due 11/01/2024	150,000	177,266
Virginia State, Series B, GO,
5.00%, due 06/01/2017	250,000	270,768
Western Virginia Regional Jail Authority, Revenue,
5.00%, due 12/01/2023	250,000	299,068

Total Virginia Revenue and General Obligation (GO) Bonds (Cost $23,477,944)		$24,155,471

WASHINGTON, D.C. REVENUE BONDS - 2.1%	Par Value	Value
Metropolitan Washington Airports Authority, Series C, Revenue,
5.00%, due 10/01/2022 (Cost $504,406)	$500,000	$555,655

EXCHANGE-TRADED FUNDS - 0.5%	Shares	Value
SPDR Nuveen Barclays Short Term Municipal Bond ETF (Cost $120,500)	5,000	$121,400

MONEY MARKET FUNDS - 4.9%	Shares	Value
Fidelity Tax Exempt Portfolio - Class I, 0.01% (a) (Cost $1,289,613)	1,289,613	$1,289,613

Total Investments at Value - 98.9% (Cost $25,392,463)		$26,122,139

Other Assets in Excess of Liabilities - 1.1%		299,482

Net Assets - 100.0%		$26,421,621

ETM	- Escrowed to Maturity.

(a)	The rate shown is the 7-day effective yield as of June 30, 2015.

See accompanying notes to Schedules of Investments.

THE JAMESTOWN FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
June 30, 2015 (Unaudited)

1.  Securities Valuation

The portfolio securities of The Jamestown Balanced Fund, The Jamestown Equity Fund and The Jamestown Tax Exempt Virginia Fund (individually, a “Fund,” and, collectively, the “Funds”) are each valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time).  Securities traded on a national stock exchange are generally valued based upon the closing price on the principal exchange where the security is traded, if available, otherwise, at the last quoted bid price.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Investments representing shares of other investment companies are valued at their net asset value as reported by such companies.

Fixed income securities are typically valued on the basis of prices provided by an independent pricing service.  The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities.

When market quotations are not readily available, if a pricing service cannot provide a price or the investment adviser believes the price received from the pricing service is not indicative of market value, securities will be valued in good faith at fair value using methods consistent with procedures adopted by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.  Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of the security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

Fixed income securities, including obligations of the U.S. Treasury and U.S. Government agencies, corporate bonds, mortgage-backed securities and municipal bonds, are classified as Level 2 since the values for such securities are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

THE JAMESTOWN FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments as of June 30, 2015, by security type:

	Level 1	Level 2	Level 3	Total

The Jamestown Balanced Fund:
Common Stocks	$10,339,430	$-	$-	$10,339,430
Exchange-Traded Funds	166,600	-	-	166,600
U.S. Treasury Obligations	-	1,452,617	-	1,452,617
U.S. Government Agency Obligations	-	519,637	-	519,637
Corporate Bonds	-	2,684,697	-	2,684,697
Mortgage-Backed Securities	-	210,244	-	210,244
Municipal Bonds	-	104,635	-	104,635
Total	$10,506,030	$4,971,830	$-	$15,477,860

The Jamestown Equity Fund:
Common Stocks	$27,166,961	$-	$-	$27,166,961
Exchange-Traded Funds	523,600	-	-	523,600
Total	$27,690,561	$-	$-	$27,690,561

The Jamestown Tax Exempt
Virginia Fund:
Municipal Bonds	$-	$24,711,126	$-	$24,711,126
Exchange-Traded Funds	121,400	-	-	121,400
Money Market Funds	1,289,613	-	-	1,289,613
Total	$1,411,013	$24,711,126	$-	$26,122,139

Refer to The Jamestown Balanced Fund’s and The Jamestown Equity Fund’s Schedules of Investments for a listing of the common stocks and corporate bonds by sector type.  As of June 30, 2015, the Funds did not have any transfers into and out of any Level.  There were no Level 3 securities or derivative instruments held by the Funds as of June 30, 2015. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

THE JAMESTOWN FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

2.  Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.  Federal Income Tax

The following information is computed on a tax basis for each item as of June 30, 2015:

	The Jamestown Balanced Fund	The Jamestown Equity Fund	The Jamestown Tax Exempt Virginia Fund

Tax cost of portfolio investments	$11,452,851	$15,841,682	$25,392,463

Gross unrealized appreciation	$4,153,996	$11,988,153	$835,551
Gross unrealized depreciation	(128,987)	(139,274)	(105,875)

Net unrealized appreciation	$4,025,009	$11,848,879	$729,676

The difference between the federal income tax cost of portfolio investments and the Schedules of Investments cost for The Jamestown Balanced Fund and The Jamestown Equity Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales and/or differing methods in the amortization of premium on fixed income securities.

4.  Concentration of Credit Risk

The Jamestown Tax Exempt Virginia Fund invests primarily in debt instruments of municipal issuers in the Commonwealth of Virginia.  The issuers’ abilities to meet their obligations may be affected by economic developments in the Commonwealth or its region, as well as disruptions in the credit markets and the economy, generally.

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officers and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Williamsburg Investment Trust

By (Signature and Title)*		/s/ Tina H. Bloom
Tina H. Bloom, Secretary

Date	August 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ John T. Bruce
John T. Bruce, President
(FBP Equity & Dividend Plus Fund and FBP Appreciation & Income Opportunities Fund)

Date	August 25, 2015

By (Signature and Title)*		/s/ Thomas W. Leavell
Thomas W. Leavell, President
(The Government Street Equity Fund, The Government Street Mid-Cap Fund and The Alabama Tax Free Bond Fund)

Date	August 25, 2015

By (Signature and Title)*		/s/ Charles M. Caravati III
Charles M. Caravati III, President
(The Jamestown Balanced Fund and The Jamestown Equity Fund)

Date	August 25, 2015

By (Signature and Title)*		/s/ Joseph A. Jennings III
Joseph A. Jennings III, President
(The Jamestown Tax Exempt Virginia Fund)

Date	August 25, 2015

By (Signature and Title)*		/s/ John P. Ackerly IV
John P. Ackerly IV, President
(The Davenport Core Fund, Davenport Value & Income Fund, Davenport Equity Opportunities Fund and Davenport Small Cap Focus Fund)

Date	August 25, 2015

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date	August 25, 2015

* Print the name and title of each signing officer under his or her signature.